Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Reconciliation of Carrying Amount of Property, Plant And Equipment

i)	Reconciliation of carrying amount

	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)	$	$	$	$	$
Cost
At January 1, 2020	45	117	564	33	759
Additions	6	30	23	4	63
Write-offs/disposal	(2)	(20)	(104)	(1)	(127)
Effects of movements in exchange rates	1	2	3	*	6
At December 31, 2020	50	129	486	36	701
Additions	16	136	41	6	199
Write-offs/disposal	(3)	(39)	(48)	(2)	(92)
Effects of movements in exchange rates	(1)	2	(9)	(1)	(9)
At December 31, 2021	62	228	470	39	799

	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)	$	$	$	$	$
Accumulated depreciation and impairment losses
At January 1, 2020	20	46	148	11	225
Depreciation for the year	15	39	65	7	126
Write-offs/disposal	(1)	(15)	(39)	*	(55)
Impairment loss	—	*	15	—	15
Effects of movements in exchange rates	1	2	3	*	6
At December 31, 2020	35	72	192	18	317
Depreciation for the year	16	34	53	6	109
Write-offs/disposal	(3)	(39)	(24)	(2)	(68)
Impairment loss	—	1	6	—	7
Effects of movements in exchange rates	(1)	(1)	(4)	(1)	(7)
At December 31, 2021	47	67	223	21	358
Carrying amounts
At January 1, 2020	25	71	416	22	534
At December 31, 2020	15	57	294	18	384
At December 31, 2021	15	161	247	18	441

*	Amount less than $1 million

Summary Of Key Assumptions Used In Estimate Of Value In Use
Key assu
m
ptions used in the estimate of value in use were as follows:

	2021	2020	2019
	%	%	%

Discount rate	6.6 to 12	6.9 to 12	6.7 to 12
Budgeted rental rate growth/(decline)	0 to 1.8	0 to 4	(1) to 0
Utilization rates	46 to 94	45 to 95	93 to 97